Note 13 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	June 30, 2022
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$3,796	$3,796	$3,796	$-	$-
Restricted cash	38,392	38,392	38,392	-	-
Investments	29,913	29,913	29,913	-	-
Restricted investments	138,072	136,330	136,330	-	-
	$210,173	$208,431	$208,431	$-	$-

Liabilities
Bonds payable	$160,832	$140,849	$-	$140,849	$-
Warrants liability	6,534	6,534	3,060	3,474	-
	$167,366	$147,383	$3,060	$144,323	$-
	December 31, 2021
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$6,805	$6,805	$6,805	$-	$-
Restricted cash	197,130	197,130	197,130	-	-
	$203,935	$203,935	$203,935	$-	$-

Liabilities
Bonds payable	$160,679	$173,093	$-	$173,093	$-
	$160,679	$173,093	$-	$173,093	$-